Non-current Assets Held for Sale - Summary of Investment Securities Liquidated as Non-current Assets Held for Sale (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	₩ 6,377	₩ 8,734
Financial assets at fair value through profit or loss, category [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	5,315
Associates [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	1,062
Digital Content Korea Fund [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	3,645
Intervest Fund [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	107
Central Fusion Content Fund [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure In Tabular Form Of Investment Securities Scheduled To Be Liquidated As Non Current Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	₩ 1,563